Condensed Consolidated Balance Sheets (Q2) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 11,846			$ 35,102	$ 47,400		$ 80,819
Marketable securities	0			1,399			4,498
Accounts receivable	0			5,000
Restricted cash, current	828			0
Prepaid expenses and other current assets	1,854			1,207			2,264
Total current assets	14,528			42,708			87,581
Property and equipment, net	60			387			874
Operating lease right-of-use assets	831		$ 3,200	18,543			23,678
Deposits	0			366			386
Restricted cash	50			928			2,066
Assets held-for-sale				0			250
Total assets	15,469			62,932			114,835
Current liabilities:
Accounts payable	1,599			1,839			7,384
Accrued expenses and other current liabilities	2,422			4,846			7,851
Current portion of long-term debt	0			5,805			2,891
Operating lease liabilities	559			5,064			4,468
Current portion of finance lease obligation	0			48			166
Short-term borrowings	578			0
Deferred revenue	2,381			5,061			8,104
Total current liabilities	7,539			22,663			30,864
Long-term debt, net of discount and current portion	0			7,357			13,237
Operating lease liabilities, net of current portion	0			9,415			14,479
Finance lease obligation, net of current portion				0			48
Total liabilities	7,539			39,435			58,628
Commitments and contingencies (Note 11)
Stockholders' equity/(deficit):
Preferred stock, $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	0			0			0
Common stock, $0.001 par value; 125,000,000 shares authorized; 10,842,945 shares and 10,644,714 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	11			11			10
Additional paid-in capital	213,458			210,799			204,007
Accumulated deficit	(205,539)			(187,313)		$ (156,492)	(147,810)
Total stockholders' equity	7,930	$ 11,703		23,497	$ 41,107	$ 48,932	56,207	$ (91,900)
Total liabilities and stockholders' equity	$ 15,469			$ 62,932			$ 114,835